Depreciation of Revenue Earning Equipment and Lease Charges (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Depreciation of Revenue Earning Equipment and Lease Charges
Depreciation of revenue earning equipment and lease charges

	Three Months Ended March 31,
	2013	2012
Depreciation of revenue earning equipment	$573.0	$531.4
Adjustment of depreciation upon disposal of revenue earning equipment	(1.3)	(39.4)
Rents paid for vehicles leased	15.3	23.1
Total	$587.0	$515.1

Depreciation of revenue earning equipment and lease charges includes the following (in millions of dollars):

	Years Ended December 31,
	2012	2011	2010
Depreciation of revenue earning equipment	$2,165.2	$1,921.8	$1,747.0
Adjustment of depreciation upon disposal of revenue earning equipment	(96.8)	(112.2)	42.9
Rents paid for vehicles leased	79.8	96.1	78.2
Total	$2,148.2	$1,905.7	$1,868.1